Organization and Nature of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization and Nature of Business [Abstract]
ORGANIZATION AND NATURE OF BUSINESS

NOTE 1—ORGANIZATION AND NATURE OF BUSINESS

1847 Holdings LLC (the "Company") was formed under the laws of the State of Delaware on January 22, 2013. The Company is in the business of acquiring small businesses in a variety of different industries.

On March 3, 2017, the Company's wholly-owned subsidiary 1847 Neese Inc., a Delaware corporation ("1847 Neese"), entered into a stock purchase agreement with Neese, Inc., an Iowa corporation ("Neese"), and Alan Neese and Katherine Neese, pursuant to which 1847 Neese acquired all of the issued and outstanding capital stock of Neese. As a result of this transaction, the Company owns 55% of 1847 Neese, with the remaining 45% held by the sellers.

On January 10, 2019, the Company established 1847 Goedeker Inc. ("Goedeker") as a wholly-owned subsidiary in the State of Delaware in connection with the proposed acquisition of assets from Goedeker Television Co., Inc., a Missouri corporation ("Goedeker Television"), described below. On March 20, 2019, the Company established 1847 Goedeker Holdco Inc. ("1847 Holdco") as a wholly-owned subsidiary in the State of Delaware and subsequently transferred all of its shares in Goedeker to 1847 Holdco, such that Goedeker became a wholly-owned subsidiary of 1847 Holdco.

On January 18, 2019, Goedeker entered into an asset purchase agreement with Goedeker Television and Steve Goedeker and Mike Goedeker, pursuant to which, on April 5, 2019, Goedeker acquired substantially all of the assets of Goedeker Television used in its retail appliance and furniture business (see Note 9). As a result of this transaction, the Company owns 70% of 1847 Holdco, with the remaining 30% held by third-parties. (See Note 17).

The consolidated financial statements include the accounts of the Company and its consolidated subsidiaries, 1847 Neese, Neese, 1847 Holdco and Goedeker. All significant intercompany balances and transactions have been eliminated in consolidation.

NOTE 1—ORGANIZATION AND NATURE OF BUSINESS

1847 Holdings LLC (the "Company") was formed under the laws of the State of Delaware on January 22, 2013. The Company is in the business of acquiring small businesses in a variety of different industries.

As of December 31, 2018, the Company has consummated three acquisitions. In September 2013, the Company's wholly-owned subsidiary 1847 Management Services Inc. ("1847 Management") acquired a 50% interest in each of two consulting firms previously controlled by the Company's Chief Executive Officer, PPI Management Group, LLC and Christals Management, LLC. On October 3, 2017, the Company's board of directors decided to discontinue 1847 Management's operations in order to devote more time and resources to Neese, Inc. and future acquisitions.

On March 3, 2017, the Company's wholly-owned subsidiary 1847 Neese Inc., a Delaware corporation ("1847 Neese"), entered into a stock purchase agreement with Neese, Inc., an Iowa corporation ("Neese"), and Alan Neese and Katherine Neese, pursuant to which 1847 Neese acquired all of the issued and outstanding capital stock of Neese.

On November 9, 2018, the Company established 1847 CB, Inc. ("1847 CB") as a wholly-owned subsidiary in the State of Delaware in connection with the proposed acquisition of Cornerstone Builders of SW Florida, Inc. (see Note 17).

On January 10, 2019, the Company formed 1847 Goedeker Inc. as a wholly-owned subsidiary in the State of Delaware in connection with the proposed acquisition of assets from Goedeker Television Co., Inc. (see Note 19). On March 20, 2019, the Company formed 1847 Goedeker Holdco Inc. as a wholly-owned subsidiary in the State of Delaware. On March 22, 2019, the Company transferred all of its shares in 1847 Goedeker Inc. to 1847 Goedeker Holdco Inc.

The consolidated financial statements include the accounts of the Company and its subsidiaries, 1847 Neese, Neese and 1847 CB. All significant intercompany balances and transactions have been eliminated in consolidation.